SEGMENT REPORTING - Summary information by segment for continuing operations (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)
SEGMENT REPORTING
Number of reportable segments | segment	2
Total segment and consolidated revenue	$ 19,359	$ 21,055
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(9,223)	(14,471)
Total segment and consolidated cost of revenue-depreciation and amortization	(5,761)	(5,225)
Total segment and consolidated cost	(14,984)	(19,696)
Reconciling items:
Other operating income	7
Impairment of cryptocurrency assets		(1,426)
Changes in fair value of derivative instruments	103	275
Changes in fair value of cryptocurrency assets	(1,974)
Operating loss	(509)	(6,876)
Other income, net	138	541
Interest income	1	42
Gain from equity method investments	133	325
Gain from disposal of long-term investments		614
Change in fair value of derivative instruments	103	275
Gain from short-term investments	155
Net (loss) income from continuing operations	21	(5,079)
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	(5,040)	(5,829)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	5,040	5,829
Reconciling items
Reconciling items:
Operating expenses	(6,812)	(11,118)
Other operating income	7
Other operating expenses	(53)	(302)
Net gain on disposal of cryptocurrency assets		4,611
Impairment of cryptocurrency assets		(1,426)
Changes in fair value of cryptocurrency assets	1,974
Data center | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	15,307	15,294
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(7,642)	(11,491)
Total segment and consolidated cost of revenue-depreciation and amortization	(1,321)	(1,183)
Data center | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenue	5,040	5,829
Cryptocurrency mining | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenue	9,092	11,590
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(6,621)	(8,809)
Total segment and consolidated cost of revenue-depreciation and amortization	(4,440)	(4,042)
Cryptocurrency mining | Inter-segment
SEGMENT REPORTING
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	$ (5,040)	$ (5,829)